As filed with the Securities and Exchange Commission on May 11, 2016.

1933 Act Registration No. 333-43300
1940 Act Registration No. 811-10041

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 31	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 32

JNL INVESTORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	Ropes & Gray LLP
JNL Investors Series Trust	32nd Floor
Vice President, Counsel & Secretary	191 North Wacker Drive
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on ____________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on ____________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 31 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 30 to the Trust’s Registration Statement.

EXHIBIT LIST

Exhibit Number	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 11th day of May, 2016.

JNL INVESTORS SERIES TRUST

/s/Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee*	May 11, 2016
Michael Bouchard
Trustee

/s/ Susan S. Rhee*	May 11, 2016
Ellen Carnahan
Trustee

/s/ Susan S. Rhee*	May 11, 2016
William Crowley
Trustee

/s/ Susan S. Rhee*	May 11, 2016
Michelle Engler
Trustee

/s/ Susan S. Rhee*	May 11, 2016
John Gillespie
Trustee

/s/ Susan S. Rhee*	May 11, 2016
Daniel W. Koors
Vice President, Chief Financial Officer, and Treasurer

/s/ Susan S. Rhee*	May 11, 2016
Richard D. McLellan
Trustee

/s/ Susan S. Rhee*	May 11, 2016
Mark D. Nerud
President and Trustee

/s/ Susan S. Rhee*	May 11, 2016
William R. Rybak
Trustee

/s/ Susan S. Rhee*	May 11, 2016
Edward Wood
Trustee

/s/ Susan S. Rhee*	May 11, 2016
Patricia A. Woodworth
Trustee
* By Susan S. Rhee, Attorney In Fact